Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION

a.
Under the terms of a share option plan adopted on December 15, 1998, amended on March 15, 2013, and approved by Shareholders on May 8, 2013, a remaining balance of 1,856,379 common shares is specifically reserved for issuance to officers and key employees of the Corporation. Each option will expire at a date not to exceed 10 years following the grant date of the option. The exercise price of an option shall not be lower than the market value of the share at the date of grant, determined as the average of the closing price of the share on the Toronto Stock Exchange on the five trading days preceding the date of grant. The terms for exercising the options are 25% of the number of shares under option within 12 months after the first anniversary date of grant, and up to an additional 25% every 12 months after the second, third and fourth anniversaries of grant date. Options cannot be exercised if the market value of the share at exercise date is lower than the book value at the date of grant. Options exercised are settled in shares. The stock-based compensation cost related to these options amounted to $1 million in 2018 (2017 - $1 million).

Changes in the number of options outstanding as at December 31, 2018 and 2017 are as follows:

	2018		2017
	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Beginning of year	4,990,120	6.35	5,216,063	6.16
Granted	175,749	12.39	240,880	14.28
Exercised	(714,937)	7.00	(461,442)	8.28
Forfeited	(41,574)	10.79	(5,381)	9.75
End of year	4,409,358	6.45	4,990,120	6.35
Options vested - end of year	3,807,511	5.66	4,170,259	5.63

The weighted average share price at the time of exercise of the options was $12.89 (2017 - $14.23).

The following options were outstanding as at December 31, 2018:

	OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
YEAR GRANTED	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	EXPIRATION DATE
2009	782,017	3.92	782,017	3.92	2019
2010	438,124	6.43	438,124	6.43	2020
2011	489,997	6.26	489,997	6.26	2020 - 2021
2012	792,125	4.46	792,125	4.46	2020 - 2022
2013	410,282	5.18	410,282	5.18	2020 - 2023
2014	407,599	6.10	407,599	6.10	2020 - 2024
2015	368,421	7.66	271,267	7.66	2020 - 2025
2016	320,102	9.75	159,433	9.75	2020 - 2026
2017	226,720	14.28	56,667	14.28	2027
2018	173,971	12.39	—	—	2028
	4,409,358		3,807,511

FAIR VALUE OF THE SHARE OPTIONS GRANTED
Options were priced using the Black-Scholes option pricing model. Expected volatility is based on the historical share price volatility over the past six years. The following weighted average assumptions were used to estimate the fair value of $3.91 (2017 - $4.22) as at the date of grant of each option issued to employees:

	2018	2017
Grant date share price	$12.57	$14.26
Exercise price	$12.39	$14.28
Risk-free interest rate	2.3%	1.77%
Expected dividend yield	1.27%	1.12%
Expected life of options	6 years	6 years
Expected volatility	32%	32%

b.
The Corporation offers its Canadian employees a share purchase plan for its common shares. Employees can voluntarily contribute up to a maximum of 5% of their salary and, if certain conditions are met, the Corporation will contribute 25% of the employee's contribution to the plan.

The shares are purchased on the market on a predetermined date each month. For the year ended December 31, 2018, the Corporation's contribution to the plan amounted to $1 million (2017 - $1 million).

c.
The Corporation has a Performance Share Unit (PSU) Plan for the benefit of officers and key employees, allowing them to receive a portion of their annual compensation in the form of PSUs. A PSU is a notional unit equivalent in value to the Corporation's common share. Periodically, the number of PSUs forming part of the award shall be adjusted depending upon the three-year average return on capital employed of the Corporation (ROCE). Such adjusted number shall be obtained by multiplying the number of PSUs forming part of the award by the applicable multiplier based on the ROCE level. Participants are entitled to receive the payment of their PSUs in the form of cash based on the average price of the Corporation's common shares as traded on the open market during the five days before the vesting date.

The PSUs vest over a period of two years starting on the award date. The expense and the related liability are recorded during the vesting period. The liability is adjusted periodically to reflect any variation in the market value of the common shares, the expected average ROCE and the passage of time. As at December 31, 2018, the Corporation had a total of 520,070 PSUs outstanding (2017 - 581,785 PSUs), for a fair value of less than $1 million (2017- $1 million). In 2018, the Corporation made payments totaling $2 million in relation to PSUs (2017 - $7 million).

d.
The Corporation has a Deferred Share Unit Plan for the benefit of its external directors, officers and key employees, allowing them to receive all or a portion of their annual compensation in the form of Deferred Share Units (DSUs). A DSU is a notional unit equivalent in value to the Corporation's common share. Upon resignation from the Board of Directors, participants are entitled to receive the payment of their cumulated DSUs in the form of cash based on the average price of the Corporation's common shares as traded on the open market during the five days before the date of the participant's resignation.

The DSU expense and the related liability are recorded at the grant date. The liability is adjusted periodically to reflect any variation in the market value of the common shares. As at December 31, 2018, the Corporation had a total of 409,757 DSUs outstanding (2017 - 247,276 DSUs), representing a long-term liability of $6 million (2017 - $4 million). On January 15, 2019, the Corporation issued 61,030 DSUs .